Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of long-term debt instruments
The components of debt at December 31, 2023 and 2022 are as follows (in thousands):

	As of December 31,
	2023	2022
4.60% Senior Notes due to related party due 2024	$38,778	$39,454

Total debt	38,778	39,454
Less: Short-term debt	38,778	—

Total Long-term debt	$—	$39,454